Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Trade and other receivables	¥ 42,892	¥ 28,167
Other financial assets, current	13,258	6,952
Other financial assets, non-current	32,084	35,715
Trade and other payables	28,810	21,532
Other financial liabilities, current	28,003	24,497
Other financial liabilities non-current	602
Others [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities, current	49
Other financial liabilities non-current	93
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and other payables	28,810	21,532
Financial liabilities measured at amortized cost [member] | Deposits received [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities, current	5,730	2,572
Financial liabilities measured at amortized cost [member] | Short-term borrowings [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities, current	22,224	21,925
Financial liabilities measured at amortized cost [member] | Office security deposits received under sublease agreement [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities non-current	23
Financial liabilities at fair value through profit or loss, category [Member] | Put Option Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities non-current	486
Held-to-maturity investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	280	280
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and other receivables	42,892	28,167
Loans and receivables [member] | Time deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	12,002	764
Other financial assets, non-current		10,000
Loans and receivables [member] | Short-term loans [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	206	2
Loans and receivables [member] | Corporate bonds and other debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	849	4,012
Other financial assets, non-current	7,986	2,632
Loans and receivables [member] | Guarantee deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	726	3,447
Loans and receivables [member] | Office security deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	5,709	4,858
Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	1,862	325
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	6	1,000
Other financial assets, non-current	15,388	14,141
Office security deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	195	1,170
Other [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current		4
Other financial assets, non-current	133	32
Fair value [member] | Financial liabilities measured at amortized cost [member] | Office security deposits received under sublease agreement [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities non-current	23
Fair value [member] | Financial liabilities at fair value through profit or loss, category [Member] | Put Option Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial liabilities non-current	486
Fair value [member] | Held-to-maturity investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	291	294
Fair value [member] | Loans and receivables [member] | Time deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current		10,000
Fair value [member] | Loans and receivables [member] | Corporate bonds and other debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	8,036	2,632
Fair value [member] | Loans and receivables [member] | Office security deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	5,546	4,739
Fair value [member] | Financial assets at fair value through profit or loss [member] | Conversion right and redemption right of preferred stock [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, non-current	1,862	325
Fair value [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Other financial assets, current	6	1,000
Other financial assets, non-current	¥ 15,388	¥ 14,141